Taxes (Details) - Schedule of Taxes Payable - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Taxes Payable [Abstract]
Income tax recoverable	$ (11,112)	$ (3,404)
Value added tax payable	5,406	93,924
Other taxes payable	26,044	40,207
Total taxes payable	$ 20,338	$ 130,727